Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis

As of December 31, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
		RMB	RMB	RMB
2024	Short-term investments	333,764	40,184	293,580
2024	Long-term investments	57,660	—	57,660
2025	Short-term investments	242,641	39,411	203,230
2025	Long-term investments	56,972	—	56,972

Schedule of Assets Measured at Fair Value on Non-recurring Basis	The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2025:

Year ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2025	Equity investments without readily determinable fair value which deemed to be impaired(Note 2.13)	—	—	14,173

Property and Equipment Estimated Useful Lives

Property, plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Buildings	30 years
Machinery	3-10 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3-10 years
Motor vehicle	3 years
Software	2-10 years

Schedule of Identifiable Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Schedule of Net Product and Service Revenues by Revenue Streams and Geographical Location

For the years ended December 31, 2023, 2024 and 2025, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net product revenues generated from merchants	9,503,034	10,630,286	11,932,362
Net product revenues generated from end customers	2,155,264	4,214,130	7,447,570
Net product revenues (Note)	11,658,298	14,844,416	19,379,932
Net service revenues for PJT marketplace	707,000	801,772	813,757
Net service revenues for Paipai marketplace	497,338	463,036	487,786
Net service revenues from other channels	103,146	219,176	366,781
Net service revenues	1,307,484	1,483,984	1,668,324

Note: Comparative financial data has been reclassified to conform to the current year's presentation.

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese Mainland	10,778,594	14,383,324	19,021,384
Hong Kong	827,182	424,266	327,745
Others	52,522	36,826	30,803
Net product revenues	11,658,298	14,844,416	19,379,932
Chinese Mainland	1,305,727	1,481,427	1,668,209
Hong Kong	1,749	2,176	115
Others	8	381	—
Net service revenues	1,307,484	1,483,984	1,668,324

Schedule of Information about Group Segment and includes the Reconciliation to Net (Loss) Income

The table below provides Information about the Group’s segment and includes the reconciliation to net (loss) income.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net product revenues	11,658,298	14,844,416	19,379,932
Net service revenues	1,307,484	1,483,984	1,668,324
Less: Significant and other segment expenses
Merchandise costs	(10,338,870)	(13,086,418)	(16,699,982)
Other fulfillment expenses (Note I)	(1,100,604)	(1,361,624)	(1,747,496)
Other selling and marketing expenses (Note I)	(944,871)	(1,085,166)	(1,598,074)
Other general and administrative expenses (Note I)	(192,825)	(247,152)	(257,265)
Other research and development expenses (Note I)	(173,135)	(191,736)	(232,671)
Share-based compensation expenses	(134,402)	(166,741)	(52,877)
Amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects	(247,023)	(155,614)	(39,060)
Other segment items (Note II)	9,698	(42,178)	(84,543)
Net (loss) income	(156,250)	(8,229)	336,288

Note I: The other operating expenses are expenses excluding share-based compensation expenses, amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects.

Note II: Other segment items including other operating income, net, interest expense and interest income, other income (loss), net, current income tax expenses and share of loss in equity method investments.